Commitments And Contingencies (Schedule Of Future Operating Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 664,304
2013	4,419
2014	382
2015	382
2016 onwards	64
Total purchase commitment	$ 669,551